UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-09013
Eaton Vance Senior Income Trust
(Exact Name of registrant as Specified in Charter)
Two International Place Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
June 30
Date of Fiscal Year End
December 31, 2009
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Investment Managers

Semiannual Report December 31, 2009

EATON VANCE SENIOR INCOME TRUST

S e m i a n n u a l R e p o r t D e c e m b e r 3 1 , 2 0 0 9 EATON VANCE SENIOR INCOME TRUST

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Senior Income Trust as of December 31, 2009
INVESTMENT UPDATE
Economic and Market Conditions

Scott H. Page, CFA
Co-Portfolio Manager

John Redding
Co-Portfolio Manager
•	The six months ending December 31, 2009, were marked by a worldwide rally across the spectrum of riskier assets. The pace of economic deterioration slowed and then rebounded slightly in these six months, compared to the steep declines in world economic output witnessed at the end of 2008 and first quarter of 2009. As signs of improving economic fundamentals began to emerge, investors’ aversion to risk reversed course and the capital markets staged a comeback.
•	The loan market, as measured by the S&P/LSTA Leveraged Loan Index (the Index), gained 14.71% for the six months ending December 31, 2009.[1] Performance was driven by a combination of technical factors, which improved the market’s supply and demand picture. On the supply side, limited new loan issuance and a contrac- tion of the existing supply through loan repayments reduced the available universe of purchasable loans. Matched with little selling activity and modest but steady inflows, loan prices improved significantly. More significant investor flows into the high-yield bond market also contributed to the improvement in bank loans. Increased high-yield bond issuance contributed to meaningful bank loan repayments, which lowered the available supply of loans and provided cash to bank loan managers. In addition, direct crossover buying into the asset class by high-yield bond managers bolstered demand.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. The returns do not include a dividend declared during the period but payable after period end. The Trust’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Trust shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
Management Discussion
•	Eaton Vance Senior Income Trust (the “Trust”) is a closed-end fund and trades on the New York Stock Exchange (“NYSE”) under the symbol “EVF.” The Trust’s investment objective is to provide a high level of current income, consistent with the preservation of capital. Under normal market conditions, the Trust invests at least 80% of its total assets in senior, secured floating-rate loans (“senior loans”). In managing the Trust, the investment adviser seeks to invest in a portfolio of senior loans that it believes will be less volatile over time than the general loan market. The Trust may also invest in second-lien loans and high-yield bonds, and, as discussed below, may employ leverage, which may increase risk.

•	As of December 31, 2009, the Trust’s investments included senior loans to 346 borrowers spanning 38 industries, with an average loan size of 0.25% of total investments, and no industry constituting more than 9.8% of total investments. Health care, cable and satellite television and business equipment and services were the top three industry weightings.

•	The Trust outperformed the Index during the six months ending December 31, 2009. Its larger, higher-quality loans helped performance in the first three months of the period, as these loans continued to benefit from the market’s recovery. Management’s use of leverage was also a significant factor in the Trust’s performance, as its borrowings were bolstered by the strong credit market rally. The last three months of the period witnessed a “junk rally,” with

Total Return Performance 6/30/09 12/31/09
NYSE Symbol		EVF

At Net Asset Value (NAV)[2]		23.02%
At Market Price[2]		37.38
S&P/LSTA Leveraged Loan Index[1]		14.71

Premium/(Discount) to NAV (12/31/09)		-4.43%
Total Distributions per common share		$0.191
Distribution Rate[3]	At NAV	5.68%
	At Market Price	5.94%
See page 3 for more performance information.

[1]	It is not possible to invest directly in an Index. The Index’s total return reflects changes in value of the loans constituting the Index and accrual of interest and does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the loans represented in the Index. Unlike the Trust, the Index’s total return does not reflect the effect of leverage.

[2]	Six-month returns are cumulative. Performance results reflect the effects of leverage.

[3]	The Distribution Rate is based on the Trust’s last regular distribution per share (annualized) divided by the Trust’s NAV or market price at the end of the period. The Trust’s distributions may be comprised of ordinary income, net realized capital gains and return of capital.

Eaton Vance Senior Income Trust as of December 31, 2009
INVESTMENT UPDATE
the market’s lowest-quality loans coming back to life. As a result, our relative underweight to the lowest-quality loans, including second-lien loans and those rated below CCC, hampered relative performance during the latter half of the period.

•	The Trust had a 4.9% exposure to European loans as of December 31, 2009. The Trust’s involvement in the European leveraged loan market represented further opportunity for diversification, and while this market was affected slightly more than the U.S. bank loan market by the credit market turmoil, we believed it offered an attractive appreciation opportunity at then-current price levels.

•	In terms of industries, a relative overweight to the cable and satellite television, leisure goods, activities and movies, and business equipment and services industries benefited performance relative to the Index. Detractors included underweights to the automotive, lodging and casino industries and an overweight to the publishing industry. We believe that the Trust’s diversification was an important risk mitigator during the period.

•	As concerns about inflation and the uncertainty of the potential interest-rate impact of historic stimulus financing persist, we believe the floating-rate asset class remains attractive, especially relative to duration-exposed fixed-income alternatives.

•	As of December 31, 2009, the Trust employed leverage of 36.2%—29.3% auction preferred shares (APS) and 6.9% borrowings.[1] Use of leverage creates an opportunity for income, but at the same time creates additional risks, including the likelihood of greater volatility of net asset value and market price of common shares.

[1]	APS percentage represents the liquidation value of the Trust’s APS outstanding at 12/31/09 as a percentage of the Trust’s net assets applicable to common shares plus APS and borrowings outstanding. In the event of a rise in long-term interest rates, the value of the Trust’s investment portfolio could decline, which would reduce the asset coverage for its APS and borrowings.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Trust’s current or future investments and may change due to active management.

Eaton Vance Senior Income Trust as of December 31, 2009
TRUST PERFORMANCE
Portfolio Composition

Top 10 Holdings[1]
By total investments

Community Health Systems, Inc.	1.3%
Aramark Corp.	1.2
Georgia-Pacific Corp.	1.1
UPC Broadband Holding B.V.	1.1
Intelsat Corp.	1.1
Rite Aid Corp.	1.0
SunGard Data Systems, Inc.	1.0
HCA, Inc.	0.9
INEOS Group	0.9
Charter Communications Operating, Inc.	0.9

[1]	Top 10 Holdings represented 10.5% of the Trust’s total investments as of 12/31/09.
Top Five Industries2
By total investments

Health Care	9.8%
Cable and Satellite Television	7.0
Business Equipment and Services	6.9
Leisure Goods/Activities/Movies	5.4
Publishing	5.2

[2]	Industries are shown as a percentage of the Trust’s total investments as of 12/31/09.
Credit Quality Ratings for
Total Loan Investments3
By total loan investments

Baa	1.3%
Ba	38.4
B	37.9
Ca	1.2
Caa	6.4
Defaulted	6.2
Non-Rated[4]	8.6

[3]	Credit Quality Ratings are those provided by Moody’s Investor Services, Inc., a nationally recognized bond rating service. Reflects the Trust’s total loan investments as of 12/31/09. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security.

[4]	Certain loans in which the Trust invests are not rated by a rating agency. In management’s opinion, such securities are comparable to securities rated by a rating agency in the categories listed above.

Trust Performance[5]
NYSE Symbol
Average Annual Total Return (by market price, NYSE)	EVF

Six months	37.38%
One Year	98.05
Five Years	1.11
10 Years	3.54
Life of Trust (10/30/98)	3.41

Average Annual Total Return (at net asset value)

Six months	23.02%
One Year	99.61
Five Years	1.87
10 Years	3.47
Life of Trust (10/30/98)	3.83

[5]	Six-month returns are cumulative. Other returns are presented on an average annual basis. Performance results reflect the effects of leverage.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. The returns do not include a dividend declared during the period but payable after period end. The Trust’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Senior Income Trust as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 134.9%(1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Aerospace and Defense — 3.2%

ACTS Aero Technical Support & Service, Inc.
	376	Term Loan, 0.00%, Maturing October 5, 2014(2)	$133,319
AWAS Capital, Inc.
	875	Term Loan - Second Lien, 6.25%, Maturing March 22, 2013	676,523
Booz Allen Hamilton, Inc.
	250	Term Loan, 6.00%, Maturing July 31, 2015	251,094
DAE Aviation Holdings, Inc.
	217	Term Loan, 4.03%, Maturing July 31, 2014	200,930
	223	Term Loan, 4.04%, Maturing July 31, 2014	205,911
Evergreen International Aviation
	597	Term Loan, 10.50%, Maturing October 31, 2011(3)	481,055
Hawker Beechcraft Acquisition
	1,505	Term Loan, 2.24%, Maturing March 26, 2014	1,132,497
	89	Term Loan, 2.25%, Maturing March 26, 2014	67,184
Hexcel Corp.
	469	Term Loan, 6.50%, Maturing May 21, 2014	472,266
IAP Worldwide Services, Inc.
	478	Term Loan, 9.25%, Maturing December 30, 2012(3)	417,363
Spirit AeroSystems, Inc.
	613	Term Loan, 2.03%, Maturing December 31, 2011	598,071
TransDigm, Inc.
	1,375	Term Loan, 2.25%, Maturing June 23, 2013	1,322,946
Vought Aircraft Industries, Inc.
	470	Term Loan, 7.50%, Maturing December 17, 2011	471,432
	214	Term Loan, 7.50%, Maturing December 22, 2011	213,103
Wesco Aircraft Hardware Corp.
	970	Term Loan, 2.49%, Maturing September 29, 2013	923,924

			$7,567,618

Air Transport — 0.9%

Airport Development and Investment, Ltd.
GBP	783	Term Loan - Second Lien, 4.56%, Maturing April 7, 2011	$1,188,668
Delta Air Lines, Inc.
	1,125	Term Loan - Second Lien, 3.53%, Maturing April 30, 2014	941,663

			$2,130,331

Automotive — 4.8%

Accuride Corp.
	250	DIP Loan, 1.00%, Maturing September 30, 2013(4)	$255,400
	862	Term Loan, 9.25%, Maturing January 31, 2012	862,897
Adesa, Inc.
	941	Term Loan, 2.99%, Maturing October 18, 2013	891,644
Allison Transmission, Inc.
	550	Term Loan, 3.01%, Maturing September 30, 2014	506,337
Cooper Standard Automotive, Inc.
	83	Revolving Loan, 7.00%, Maturing December 23, 2011	81,447
	508	Term Loan, 7.00%, Maturing December 23, 2010	497,021
	26	Term Loan, 2.75%, Maturing December 23, 2011	25,453
Dayco Products, LLC
	225	Term Loan, 9.25%, Maturing November 13, 2014	204,796
	32	Term Loan, 12.50%, Maturing November 13, 2014(3)	29,351
Federal-Mogul Corp.
	2,256	Term Loan, 2.17%, Maturing December 27, 2014	1,900,955
	589	Term Loan, 2.17%, Maturing December 27, 2015	496,633
Ford Motor Co.
	1,411	Term Loan, 3.29%, Maturing December 15, 2013	1,311,129
Goodyear Tire & Rubber Co.
	2,300	Term Loan - Second Lien, 2.34%, Maturing April 30, 2010	2,134,688
HLI Operating Co., Inc.
EUR	22	Term Loan, 8.25%, Maturing May 30, 2014	2,346
EUR	371	Term Loan, 11.50%, Maturing May 30, 2014	82,351
Keystone Automotive Operations, Inc.
	447	Term Loan, 3.76%, Maturing January 12, 2012	289,478
LKQ Corp.
	483	Term Loan, 2.48%, Maturing October 12, 2014	474,159
TriMas Corp.
	127	Term Loan, 2.52%, Maturing August 2, 2011	126,563
	531	Term Loan, 6.00%, Maturing December 15, 2015	530,613
TRW Automotive, Inc.
	300	Term Loan, 5.00%, Maturing May 30, 2016	301,031
United Components, Inc.
	590	Term Loan, 2.25%, Maturing June 30, 2010	546,628

			$11,550,920

Beverage and Tobacco — 0.1%

Culligan International Co.
EUR	500	Term Loan - Second Lien, 5.23%, Maturing May 31, 2013	$280,737

			$280,737

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Building and Development — 2.7%

AIMCO Properties, L.P.
	461	Term Loan, 1.73%, Maturing March 23, 2011	$452,025
Beacon Sales Acquisition, Inc.
	356	Term Loan, 2.28%, Maturing September 30, 2013	335,338
Brickman Group Holdings, Inc.
	774	Term Loan, 2.25%, Maturing January 23, 2014	732,431
Epco/Fantome, LLC
	693	Term Loan, 2.86%, Maturing November 23, 2010	630,630
LNR Property Corp.
	1,184	Term Loan, 3.48%, Maturing July 3, 2011	846,300
Metroflag BP, LLC
	300	Term Loan - Second Lien, 0.00%, Maturing October 31, 2009(5)(6)	0
Mueller Water Products, Inc.
	571	Term Loan, 5.28%, Maturing May 24, 2014	561,873
November 2005 Land Investors
	152	Term Loan, 0.00%, Maturing May 9, 2011(2)	35,819
Panolam Industries Holdings, Inc.
	569	Term Loan, 8.25%, Maturing December 31, 2013	568,785
Re/Max International, Inc.
	427	Term Loan, 6.17%, Maturing December 17, 2012	420,894
	900	Term Loan, 9.77%, Maturing December 17, 2012	897,103
Sanitec Europe OY
EUR	387	Term Loan, 2.50%, Maturing June 25, 2016	399,804
South Edge, LLC
	422	Term Loan, 0.00%, Maturing October 31, 2009(6)	158,203
WCI Communities, Inc.
	469	Term Loan, 11.00%, Maturing September 3, 2014	468,099

			$6,507,304

Business Equipment and Services — 10.0%

Activant Solutions, Inc.
	784	Term Loan, 2.31%, Maturing May 1, 2013	$731,651
Acxiom Corp.
	598	Term Loan, 3.25%, Maturing March 15, 2015	596,505
Affinion Group, Inc.
	1,372	Term Loan, 2.73%, Maturing October 17, 2012	1,288,904
Allied Barton Security Service
	494	Term Loan, 6.75%, Maturing February 21, 2015	498,857
Education Management, LLC
	1,992	Term Loan, 2.06%, Maturing June 1, 2013	1,875,154
Info USA, Inc.
	131	Term Loan, 2.01%, Maturing February 14, 2012	126,086
iPayment, Inc.
	435	Term Loan, 2.24%, Maturing May 10, 2013	400,918
Kronos, Inc.
	557	Term Loan, 2.25%, Maturing June 11, 2014	527,315
Language Line, Inc.
	950	Term Loan, 5.50%, Maturing October 30, 2015	946,437
Mitchell International, Inc.
	500	Term Loan - Second Lien, 5.56%, Maturing March 28, 2015	410,000
N.E.W. Holdings I, LLC
	984	Term Loan, 2.73%, Maturing May 22, 2014	920,962
Protection One, Inc.
	165	Term Loan, 2.48%, Maturing March 31, 2012	155,555
	945	Term Loan, 6.25%, Maturing March 31, 2014	910,308
Quantum Corp.
	117	Term Loan, 4.18%, Maturing July 12, 2014	108,279
Quintiles Transnational Corp.
	900	Term Loan - Second Lien, 4.25%, Maturing March 31, 2014	858,000
Sabre, Inc.
	2,642	Term Loan, 2.49%, Maturing September 30, 2014	2,407,558
Serena Software, Inc.
	719	Term Loan, 2.26%, Maturing March 10, 2013	662,155
Sitel (Client Logic)
	501	Term Loan, 5.77%, Maturing January 29, 2014	438,256
EUR	968	Term Loan, 5.97%, Maturing January 29, 2014	1,151,386
Solera Holdings, LLC
EUR	413	Term Loan, 2.44%, Maturing May 15, 2014	564,185
SunGard Data Systems, Inc.
	1,851	Term Loan, 1.98%, Maturing February 11, 2013	1,755,108
	1,917	Term Loan, 3.90%, Maturing February 28, 2016	1,874,633
Travelport, LLC
	145	Term Loan, 2.75%, Maturing August 23, 2013	138,552
	723	Term Loan, 2.77%, Maturing August 23, 2013	690,514
EUR	527	Term Loan, 2.97%, Maturing August 23, 2013	721,640
	499	Term Loan, 10.50%, Maturing August 23, 2013	502,075
VWR International, Inc.
	995	Term Loan, 2.73%, Maturing June 28, 2013	897,366
West Corp.
	722	Term Loan, 2.61%, Maturing October 24, 2013	682,150
	1,049	Term Loan, 4.11%, Maturing July 15, 2016	1,005,009

			$23,845,518

Cable and Satellite Television — 10.8%

Atlantic Broadband Finance, LLC
	1,648	Term Loan, 6.75%, Maturing June 8, 2013	$1,631,854
	61	Term Loan, 2.51%, Maturing September 1, 2013	59,995

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Cable and Satellite Television (continued)

Bragg Communications, Inc.
	1,173	Term Loan, 2.75%, Maturing August 31, 2014	$1,153,939
Bresnan Broadband Holdings, LLC
	1,489	Term Loan, 2.29%, Maturing March 29, 2014	1,413,072
	650	Term Loan - Second Lien, 4.74%, Maturing March 29, 2014	615,875
Cequel Communications, LLC
	699	Term Loan, 6.26%, Maturing May 5, 2014(3)	701,619
	1,375	Term Loan - Second Lien, 4.76%, Maturing May 5, 2014	1,341,116
Charter Communications Operating, Inc.
	3,477	Term Loan, 2.26%, Maturing April 28, 2013	3,267,114
CSC Holdings, Inc.
	1,985	Term Loan, 2.00%, Maturing March 29, 2013	1,925,828
CW Media Holdings, Inc.
	319	Term Loan, 3.50%, Maturing February 15, 2015	294,613
Foxco Acquisition Sub., LLC
	312	Term Loan, 7.50%, Maturing July 2, 2015	294,746
Insight Midwest Holdings, LLC
	1,941	Term Loan, 2.29%, Maturing April 6, 2014	1,854,337
MCC Iowa, LLC
	810	Term Loan, 1.97%, Maturing January 31, 2015	754,842
Mediacom Illinois, LLC
	1,916	Term Loan, 1.97%, Maturing January 31, 2015	1,781,647
	998	Term Loan, 5.50%, Maturing March 31, 2017	1,001,739
NTL Investment Holdings, Ltd.
GBP	294	Term Loan, 4.17%, Maturing September 3, 2012	465,420
ProSiebenSat.1 Media AG
EUR	578	Term Loan, 3.53%, Maturing March 2, 2015	574,988
EUR	11	Term Loan, 2.59%, Maturing June 26, 2015	13,593
EUR	273	Term Loan, 2.59%, Maturing June 26, 2015	334,938
EUR	578	Term Loan, 3.78%, Maturing March 2, 2016	574,988
EUR	194	Term Loan, 8.15%, Maturing March 2, 2017(3)	75,972
EUR	271	Term Loan - Second Lien, 4.90%, Maturing September 2, 2016	165,668
UPC Broadband Holding B.V.
	1,037	Term Loan, 1.99%, Maturing December 31, 2014	974,377
	1,563	Term Loan, 3.74%, Maturing December 31, 2016	1,521,913
EUR	726	Term Loan, 4.22%, Maturing December 31, 2016	965,444
EUR	524	Term Loan, 4.47%, Maturing December 31, 2017	702,187
Virgin Media Investment Holding
	1,204	Term Loan, 3.78%, Maturing March 30, 2012	1,196,125
GBP	150	Term Loan, 4.43%, Maturing March 30, 2012	236,654

			$25,894,603

Chemicals and Plastics — 5.9%

Ashland, Inc.
	275	Term Loan, 7.65%, Maturing November 20, 2014	$279,799
Brenntag Holding GmbH and Co. KG
	635	Term Loan, 1.98%, Maturing December 23, 2013	612,821
	192	Term Loan, 2.02%, Maturing December 23, 2013	185,183
	151	Term Loan, 1.98%, Maturing January 20, 2014	150,900
	600	Term Loan - Second Lien, 4.25%, Maturing December 23, 2015	586,500
Celanese Holdings, LLC
	1,218	Term Loan, 2.04%, Maturing April 2, 2014	1,158,572
Hexion Specialty Chemicals, Inc.
	488	Term Loan, 2.56%, Maturing May 5, 2012	407,063
	330	Term Loan, 2.56%, Maturing May 5, 2013	289,159
	1,525	Term Loan, 2.56%, Maturing May 5, 2013	1,334,578
Huntsman International, LLC
	1,000	Term Loan, 1.98%, Maturing August 16, 2012	947,857
	1,000	Term Loan, 2.48%, Maturing June 30, 2016	952,500
INEOS Group
	1,268	Term Loan, 7.50%, Maturing December 14, 2013	1,152,577
	1,268	Term Loan, 10.00%, Maturing December 14, 2014	1,152,577
EUR	1,000	Term Loan - Second Lien, 7.02%, Maturing December 14, 2012	1,179,095
ISP Chemco, Inc.
	866	Term Loan, 2.00%, Maturing June 4, 2014	812,858
Kranton Polymers, LLC
	841	Term Loan, 2.31%, Maturing May 12, 2013	801,940
MacDermid, Inc.
EUR	361	Term Loan, 2.68%, Maturing April 12, 2014	418,636
Millenium Inorganic Chemicals
	178	Term Loan, 2.50%, Maturing April 30, 2014	160,688
	500	Term Loan - Second Lien, 6.00%, Maturing October 31, 2014	402,500
Rockwood Specialties Group, Inc.
	1,221	Term Loan, 6.00%, Maturing May 15, 2014	1,236,428

			$14,222,231

Clothing / Textiles — 0.4%

Hanebrands, Inc.
	550	Term Loan, 5.25%, Maturing December 10, 2015	$556,531
St. John Knits International, Inc.
	558	Term Loan, 9.25%, Maturing March 23, 2012	488,014

			$1,044,545

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Conglomerates — 5.1%

Amsted Industries, Inc.
	907	Term Loan, 2.28%, Maturing October 15, 2010	$848,083
Blount, Inc.
	248	Term Loan, 5.50%, Maturing February 9, 2012	248,235
Doncasters (Dunde HoldCo 4 Ltd.)
	208	Term Loan, 4.23%, Maturing July 13, 2015	178,553
	208	Term Loan, 4.73%, Maturing July 13, 2015	178,553
EUR	417	Term Loan - Second Lien, 6.47%, Maturing January 13, 2016	397,892
Jarden Corp.
	623	Term Loan, 2.00%, Maturing January 24, 2012	603,013
	885	Term Loan, 2.00%, Maturing January 24, 2012	854,421
Manitowoc Company, Inc. (The)
	1,436	Term Loan, 7.50%, Maturing August 21, 2014	1,396,252
Polymer Group, Inc.
	2,045	Term Loan, 7.00%, Maturing November 22, 2014	2,055,514
RBS Global, Inc.
	728	Term Loan, 2.50%, Maturing July 19, 2013	675,362
	1,683	Term Loan, 2.79%, Maturing July 19, 2013	1,588,959
RGIS Holdings, LLC
	104	Term Loan, 2.75%, Maturing April 30, 2014	91,504
	2,078	Term Loan, 2.77%, Maturing April 30, 2014	1,830,091
US Investigations Services, Inc.
	997	Term Loan, 3.25%, Maturing February 21, 2015	898,945
Vertrue, Inc.
	500	Term Loan, 3.26%, Maturing August 16, 2014	410,000

			$12,255,377

Containers and Glass Products — 4.0%

Berry Plastics Corp.
	973	Term Loan, 2.25%, Maturing April 3, 2015	$848,811
Consolidated Container Co.
	500	Term Loan - Second Lien, 5.75%, Maturing September 28, 2014	419,167
Crown Americas, Inc.
	336	Term Loan, 1.98%, Maturing November 15, 2012	329,280
Graham Packaging Holdings Co.
	1,061	Term Loan, 2.50%, Maturing October 7, 2011	1,045,934
	657	Term Loan, 6.75%, Maturing April 5, 2014	662,700
Graphic Packaging International, Inc.
	370	Term Loan, 2.28%, Maturing May 16, 2014	357,210
	1,329	Term Loan, 3.04%, Maturing May 16, 2014	1,295,707
JSG Acquisitions
	638	Term Loan, 3.66%, Maturing December 31, 2013	631,300
	638	Term Loan, 3.91%, Maturing December 13, 2014	631,300
Owens-Brockway Glass Container
	829	Term Loan, 1.73%, Maturing June 14, 2013	807,429
Reynolds Group Holdings, Inc.
	475	Term Loan, 6.25%, Maturing November 5, 2015	478,563
Smurfit-Stone Container Corp.
	843	Revolving Loan, 2.84%, Maturing July 28, 2010	838,343
	280	Revolving Loan, 3.06%, Maturing July 28, 2010	278,256
	110	Term Loan, 2.50%, Maturing November 1, 2011	108,624
	193	Term Loan, 2.50%, Maturing November 1, 2011	190,513
	363	Term Loan, 2.50%, Maturing November 1, 2011	359,274
	169	Term Loan, 4.50%, Maturing November 1, 2011	167,406

			$9,449,817

Cosmetics / Toiletries — 0.4%

American Safety Razor Co.
	400	Term Loan - Second Lien, 6.51%, Maturing July 31, 2014	$286,000
KIK Custom Products, Inc.
	525	Term Loan - Second Lien, 5.28%, Maturing November 30, 2014	304,500
Prestige Brands, Inc.
	490	Term Loan, 2.48%, Maturing April 7, 2011	481,574

			$1,072,074

Drugs — 0.6%

Graceway Pharmaceuticals, LLC
	393	Term Loan, 2.98%, Maturing May 3, 2012	$265,106
	150	Term Loan, 8.48%, Maturing November 3, 2013	18,000
	500	Term Loan - Second Lien, 6.73%, Maturing May 3, 2013	178,750
Pharmaceutical Holdings Corp.
	155	Term Loan, 3.51%, Maturing January 30, 2012	147,650
Warner Chilcott Corp.
	357	Term Loan, 5.50%, Maturing October 30, 2014	358,212
	179	Term Loan, 5.75%, Maturing April 30, 2015	179,106
	393	Term Loan, 5.75%, Maturing April 30, 2015	394,033

			$1,540,857

Ecological Services and Equipment — 1.2%

Blue Waste B.V. (AVR Acquisition)
EUR	500	Term Loan, 2.72%, Maturing April 1, 2015	$659,433
Kemble Water Structure, Ltd.
GBP	1,250	Term Loan - Second Lien, 4.74%, Maturing October 13, 2013	1,563,044

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Ecological Services and Equipment (continued)

Sensus Metering Systems, Inc.
	625	Term Loan, 6.99%, Maturing June 3, 2013	$627,021

			$2,849,498

Electronics / Electrical — 4.4%

Aspect Software, Inc.
	630	Term Loan, 3.25%, Maturing July 11, 2011	$591,013
	950	Term Loan - Second Lien, 7.31%, Maturing July 11, 2013	869,250
FCI International S.A.S.
	83	Term Loan, 4.41%, Maturing November 1, 2013	76,760
	83	Term Loan, 4.41%, Maturing November 1, 2013	76,760
	86	Term Loan, 4.41%, Maturing November 1, 2013	79,732
	86	Term Loan, 4.41%, Maturing November 1, 2013	79,732
Freescale Semiconductor, Inc.
	992	Term Loan, 1.99%, Maturing December 1, 2013	872,581
Infor Enterprise Solutions Holdings
	491	Term Loan, 2.99%, Maturing July 28, 2012	444,112
	380	Term Loan, 3.99%, Maturing July 28, 2012	344,010
	729	Term Loan, 3.99%, Maturing July 28, 2012	659,353
	250	Term Loan, 5.73%, Maturing March 2, 2014	177,500
	92	Term Loan - Second Lien, 6.48%, Maturing March 2, 2014	66,688
	158	Term Loan - Second Lien, 6.48%, Maturing March 2, 2014	113,604
Network Solutions, LLC
	330	Term Loan, 2.51%, Maturing March 7, 2014	293,376
Open Solutions, Inc.
	1,167	Term Loan, 2.41%, Maturing January 23, 2014	970,973
Sensata Technologies Finance Co.
	1,831	Term Loan, 2.03%, Maturing April 27, 2013	1,634,432
Spectrum Brands, Inc.
	134	Term Loan, 8.00%, Maturing March 30, 2013	132,979
	1,601	Term Loan, 8.00%, Maturing March 30, 2013	1,588,091
SS&C Technologies, Inc.
	683	Term Loan, 2.25%, Maturing November 23, 2012	655,286
VeriFone, Inc.
	371	Term Loan, 2.99%, Maturing October 31, 2013	352,688
Vertafore, Inc.
	477	Term Loan, 5.50%, Maturing July 31, 2014	448,056

			$10,526,976

Equipment Leasing — 0.4%

Hertz Corp.
	88	Term Loan, 2.00%, Maturing December 21, 2012	$83,934
	810	Term Loan, 2.02%, Maturing December 21, 2012	770,651

			$854,585

Farming / Agriculture — 0.4%

Central Garden & Pet Co.
	1,002	Term Loan, 1.74%, Maturing February 28, 2014	$952,802

			$952,802

Financial Intermediaries — 2.5%

Citco III, Ltd.
	1,043	Term Loan, 4.43%, Maturing June 30, 2014	$931,094
First Data
	500	Term Loan, Maturing September 24, 2014(7)	444,375
	500	Term Loan, Maturing September 24, 2014(7)	446,125
Grosvenor Capital Management
	1,176	Term Loan, 2.25%, Maturing December 5, 2013	1,069,972
Jupiter Asset Management Group
GBP	213	Term Loan, 2.74%, Maturing June 30, 2015	323,169
LPL Holdings, Inc.
	1,877	Term Loan, 2.00%, Maturing December 18, 2014	1,770,667
Nuveen Investments, Inc.
	721	Term Loan, 3.28%, Maturing November 2, 2014	634,183
Oxford Acquisition III, Ltd.
	191	Term Loan, 2.28%, Maturing May 24, 2014	177,329
RJO Holdings Corp. (RJ O’Brien)
	238	Term Loan, 5.24%, Maturing July 31, 2014	157,467

			$5,954,381

Food Products — 4.5%

Acosta, Inc.
	1,593	Term Loan, 2.49%, Maturing July 28, 2013	$1,507,792
Advantage Sales & Marketing, Inc.
	1,597	Term Loan, 2.29%, Maturing March 29, 2013	1,517,471
Dean Foods Co.
	812	Term Loan, 1.64%, Maturing April 2, 2014	775,573
Michael Foods, Inc.
	871	Term Loan, 6.50%, Maturing April 30, 2014	880,101
Pinnacle Foods Finance, LLC
	2,977	Term Loan, 2.99%, Maturing April 2, 2014	2,782,076
Provimi Group SA
	120	Term Loan, 2.48%, Maturing June 28, 2015	111,268

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Food Products (continued)

	147	Term Loan, 2.48%, Maturing June 28, 2015	$136,929
EUR	155	Term Loan, 2.72%, Maturing June 28, 2015	206,312
EUR	256	Term Loan, 2.72%, Maturing June 28, 2015	341,217
EUR	267	Term Loan, 2.72%, Maturing June 28, 2015	355,554
EUR	344	Term Loan, 2.72%, Maturing June 28, 2015	458,504
EUR	19	Term Loan - Second Lien, 4.72%, Maturing June 28, 2015	20,153
EUR	558	Term Loan - Second Lien, 2.24%, Maturing December 28, 2016(4)	581,231
	119	Term Loan - Second Lien, 4.48%, Maturing December 28, 2016	86,176
Reddy Ice Group, Inc.
	1,055	Term Loan, 1.98%, Maturing August 9, 2012	942,642

			$10,702,999

Food Service — 3.6%

AFC Enterprises, Inc.
	149	Term Loan, 7.00%, Maturing May 11, 2011	$150,028
Aramark Corp.
	3,711	Term Loan, 2.13%, Maturing January 26, 2014	3,527,331
	245	Term Loan, 2.14%, Maturing January 26, 2014	232,980
GBP	485	Term Loan, 2.73%, Maturing January 27, 2014	723,640
Buffets, Inc.
	57	Term Loan, 7.16%, Maturing November 1, 2013(3)	51,444
	288	Term Loan - Second Lien, 17.78%, Maturing November 1, 2013(3)	257,513
CBRL Group, Inc.
	538	Term Loan, 1.79%, Maturing April 27, 2013	511,243
	334	Term Loan, 2.79%, Maturing April 27, 2016	319,458
Denny’s, Inc.
	53	Term Loan, 2.38%, Maturing March 31, 2012	50,531
	140	Term Loan, 2.55%, Maturing March 31, 2012	134,750
Maine Beverage Co., LLC
	219	Term Loan, 2.04%, Maturing June 30, 2010	206,719
NPC International, Inc.
	184	Term Loan, 2.02%, Maturing May 3, 2013	173,495
OSI Restaurant Partners, LLC
	148	Term Loan, 3.08%, Maturing May 9, 2013	121,066
	1,682	Term Loan, 2.66%, Maturing May 9, 2014	1,377,978
QCE Finance, LLC
	485	Term Loan, 2.56%, Maturing May 5, 2013	398,447
	500	Term Loan - Second Lien, 6.00%, Maturing November 5, 2013	266,750
Sagittarius Restaurants, LLC
	175	Term Loan, 9.75%, Maturing March 29, 2013	161,666

			$8,665,039

Food / Drug Retailers — 4.1%

General Nutrition Centers, Inc.
	2,797	Term Loan, 2.52%, Maturing September 16, 2013	$2,617,005
Iceland Foods Group, Ltd.
GBP	557	Term Loan, 9.27%, Maturing May 2, 2016(3)	890,490
Pantry, Inc. (The)
	119	Term Loan, 1.74%, Maturing May 15, 2014	111,580
	414	Term Loan, 1.74%, Maturing May 15, 2014	387,549
Rite Aid Corp.
	3,057	Term Loan, 1.99%, Maturing June 1, 2014	2,700,798
	543	Term Loan, 6.00%, Maturing June 4, 2014	511,081
	500	Term Loan, 9.50%, Maturing June 4, 2014	519,140
Roundy’s Supermarkets, Inc.
	1,995	Term Loan, 6.39%, Maturing November 3, 2013	1,989,898

			$9,727,541

Forest Products — 2.0%

Appleton Papers, Inc.
	681	Term Loan, 6.63%, Maturing June 5, 2014	$631,057
Georgia-Pacific Corp.
	3,802	Term Loan, 2.26%, Maturing December 20, 2012	3,682,567
	509	Term Loan, 3.50%, Maturing December 23, 2014	508,321

			$4,821,945

Health Care — 14.6%

Accellent, Inc.
	897	Term Loan, 2.51%, Maturing November 22, 2012	$847,492
Alliance Healthcare Services
	575	Term Loan, 5.50%, Maturing June 1, 2016	568,531
American Medical Systems
	318	Term Loan, 2.50%, Maturing July 20, 2012	308,825
Biomet, Inc.
	2,987	Term Loan, 3.25%, Maturing December 26, 2014	2,863,180
Bright Horizons Family Solutions, Inc.
	469	Term Loan, 7.50%, Maturing May 15, 2015	470,235
Cardinal Health 409, Inc.
	1,296	Term Loan, 2.48%, Maturing April 10, 2014	1,106,083

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value

Health Care (continued)

Carestream Health, Inc.
1,241	Term Loan, 2.24%, Maturing April 30, 2013	$1,172,495
500	Term Loan - Second Lien, 5.49%, Maturing October 30, 2013	426,719
Carl Zeiss Vision Holding GmbH
630	Term Loan, 2.73%, Maturing March 23, 2015	480,060
Community Health Systems, Inc.
243	Term Loan, 2.51%, Maturing July 25, 2014	229,415
4,748	Term Loan, 2.51%, Maturing July 25, 2014	4,488,491
Concentra, Inc.
370	Term Loan - Second Lien, 5.76%, Maturing June 25, 2015(3)	306,972
ConMed Corp.
250	Term Loan, 1.74%, Maturing April 13, 2013	235,157
CRC Health Corp.
241	Term Loan, 2.50%, Maturing February 6, 2013	218,404
266	Term Loan, 2.50%, Maturing February 6, 2013	241,452
DaVita, Inc.
715	Term Loan, 1.75%, Maturing October 5, 2012	696,196
DJO Finance, LLC
441	Term Loan, 3.23%, Maturing May 15, 2014	417,021
Fenwal, Inc.
500	Term Loan - Second Lien, 5.51%, Maturing August 28, 2014	428,750
Hanger Orthopedic Group, Inc.
386	Term Loan, 2.24%, Maturing May 30, 2013	365,747
HCA, Inc.
3,706	Term Loan, 2.50%, Maturing November 18, 2013	3,547,095
Health Management Association, Inc.
2,412	Term Loan, 2.00%, Maturing February 28, 2014	2,254,239
HealthSouth Corp.
792	Term Loan, 2.51%, Maturing March 10, 2013	753,304
652	Term Loan, 4.01%, Maturing March 15, 2014	631,571
Iasis Healthcare, LLC
41	Term Loan, 2.23%, Maturing March 14, 2014	38,638
153	Term Loan, 2.23%, Maturing March 14, 2014	142,720
441	Term Loan, 2.23%, Maturing March 14, 2014	412,394
Ikaria Acquisition, Inc.
262	Term Loan, 2.51%, Maturing March 28, 2013	245,434
IM U.S. Holdings, LLC
350	Term Loan - Second Lien, 4.48%, Maturing June 26, 2015	339,281
inVentiv Health, Inc.
460	Term Loan, 2.01%, Maturing July 6, 2014	435,894
LifePoint Hospitals, Inc.
1,086	Term Loan, 1.89%, Maturing April 15, 2012	1,054,975
MultiPlan Merger Corp.
281	Term Loan, 2.75%, Maturing April 12, 2013	265,074
603	Term Loan, 2.75%, Maturing April 12, 2013	569,389
Mylan, Inc.
2,291	Term Loan, 3.55%, Maturing October 2, 2014	2,244,552
National Mentor Holdings, Inc.
547	Term Loan, 2.26%, Maturing June 29, 2013	487,136
34	Term Loan, 4.15%, Maturing June 29, 2013	29,946
National Renal Institutes, Inc.
444	Term Loan, 5.31%, Maturing March 31, 2013(3)	408,756
Physiotherapy Associates, Inc.
395	Term Loan, 7.50%, Maturing June 27, 2013	295,499
RadNet Management, Inc.
292	Term Loan, 4.53%, Maturing November 15, 2012	281,542
350	Term Loan, 9.26%, Maturing November 15, 2013	334,250
ReAble Therapeutics Finance, LLC
864	Term Loan, 2.26%, Maturing November 16, 2013	826,916
RehabCare Group, Inc.
425	Term Loan, 6.00%, Maturing November 20, 2015	421,591
Renal Advantage, Inc.
1	Term Loan, 2.75%, Maturing October 5, 2012	450
Select Medical Holdings Corp.
927	Term Loan, 4.02%, Maturing August 5, 2014	901,971
Sunrise Medical Holdings, Inc.
211	Term Loan, 8.25%, Maturing May 13, 2010	176,088
Vanguard Health Holding Co., LLC
1,581	Term Loan, 2.48%, Maturing September 23, 2011	1,554,007
Viant Holdings, Inc.
289	Term Loan, 2.51%, Maturing June 25, 2014	285,927

		$34,809,864

Home Furnishings — 1.5%

Hunter Fan Co.
223	Term Loan, 2.74%, Maturing April 16, 2014	$174,280
Interline Brands, Inc.
136	Term Loan, 1.98%, Maturing June 23, 2013	126,081
501	Term Loan, 2.00%, Maturing June 23, 2013	463,158
National Bedding Co., LLC
970	Term Loan, 2.31%, Maturing August 31, 2011	893,208
350	Term Loan - Second Lien, 5.31%, Maturing August 31, 2012	291,083
Oreck Corp.
666	Term Loan, 0.00%, Maturing February 2, 2012(2)(5)	239,251

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value

Home Furnishings (continued)

Simmons Co.
1,495	Term Loan, 10.50%, Maturing December 19, 2011	$1,482,441
545	Term Loan, 7.35%, Maturing February 15, 2012(3)	16,355

		$3,685,857

Industrial Equipment — 3.2%

Brand Energy and Infrastructure Services, Inc.
486	Term Loan, 2.56%, Maturing February 7, 2014	$452,820
415	Term Loan, 3.56%, Maturing February 7, 2014	387,915
CEVA Group PLC U.S.
547	Term Loan, 3.24%, Maturing January 4, 2014	459,623
66	Term Loan, 3.25%, Maturing January 4, 2014	55,482
EPD Holdings (Goodyear Engineering Products)
40	Term Loan, 2.74%, Maturing July 13, 2014	32,630
278	Term Loan, 2.74%, Maturing July 13, 2014	227,825
425	Term Loan - Second Lien, 5.98%, Maturing July 13, 2015	255,709
Generac Acquisition Corp.
678	Term Loan, 2.78%, Maturing November 7, 2013	635,520
500	Term Loan - Second Lien, 6.28%, Maturing April 7, 2014	460,000
Gleason Corp.
84	Term Loan, 2.02%, Maturing June 30, 2013	81,385
306	Term Loan, 2.02%, Maturing June 30, 2013	296,881
Jason, Inc.
265	Term Loan, 5.99%, Maturing April 30, 2010	173,577
John Maneely Co.
1,172	Term Loan, 3.51%, Maturing December 8, 2013	1,103,280
LN Acquisitions Corp.
123	Term Loan, 2.79%, Maturing July 11, 2014	108,570
318	Term Loan, 3.54%, Maturing July 11, 2014	281,742
Polypore, Inc.
1,584	Term Loan, 2.49%, Maturing July 3, 2014	1,497,234
Sequa Corp.
397	Term Loan, 3.88%, Maturing November 30, 2014	355,717
TFS Acquisition Corp.
1,117	Term Loan, 14.00%, Maturing August 11, 2013(3)	774,803

		$7,640,713

Insurance — 2.6%

AmWINS Group, Inc.
500	Term Loan - Second Lien, 5.75%, Maturing June 8, 2014	$411,250
Applied Systems, Inc.
1,586	Term Loan, 2.73%, Maturing September 26, 2013	1,466,950
CCC Information Services Group, Inc.
305	Term Loan, 2.49%, Maturing February 10, 2013	292,389
Conseco, Inc.
1,416	Term Loan, 7.50%, Maturing October 10, 2013	1,343,807
Crawford & Company
645	Term Loan, 5.25%, Maturing October 31, 2013	629,136
Hub International Holdings, Inc.
182	Term Loan, 2.75%, Maturing June 13, 2014	167,553
810	Term Loan, 2.75%, Maturing June 13, 2014	745,429
274	Term Loan, 6.75%, Maturing June 30, 2014	272,084
U.S.I. Holdings Corp.
926	Term Loan, 3.01%, Maturing May 4, 2014	826,678

		$6,155,276

Leisure Goods / Activities / Movies — 8.2%

AMC Entertainment, Inc.
1,952	Term Loan, 1.73%, Maturing January 26, 2013	$1,849,755
AMF Bowling Worldwide, Inc.
500	Term Loan - Second Lien, 6.48%, Maturing December 8, 2013	348,750
Bombardier Recreational Products
980	Term Loan, 3.28%, Maturing June 28, 2013	704,805
Carmike Cinemas, Inc.
448	Term Loan, 3.74%, Maturing May 19, 2012	437,488
1,355	Term Loan, 4.24%, Maturing May 19, 2012	1,323,269
Cedar Fair, L.P.
161	Term Loan, 2.23%, Maturing August 30, 2012	159,228
1,640	Term Loan, 4.23%, Maturing February 17, 2014	1,622,767
Cinemark, Inc.
1,935	Term Loan, 2.03%, Maturing October 5, 2013	1,847,234
Deluxe Entertainment Services
35	Term Loan, 6.22%, Maturing January 28, 2011	32,953
61	Term Loan, 6.25%, Maturing January 28, 2011	56,323
577	Term Loan, 6.25%, Maturing January 28, 2011	536,827
Mega Blocks, Inc.
814	Term Loan, 9.75%, Maturing July 26, 2012	427,284
Metro-Goldwyn-Mayer Holdings, Inc.
2,244	Term Loan, 0.00%, Maturing April 8, 2012(2)	1,451,700
National CineMedia, LLC
1,900	Term Loan, 2.01%, Maturing February 13, 2015	1,784,100
Regal Cinemas Corp.
2,403	Term Loan, 4.00%, Maturing November 10, 2010	2,399,458
Revolution Studios Distribution Co., LLC
531	Term Loan, 3.99%, Maturing December 21, 2014	483,164

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Leisure Goods / Activities / Movies (continued)

	450	Term Loan - Second Lien, 7.24%, Maturing June 21, 2015	$315,000
Six Flags Theme Parks, Inc.
	675	Term Loan, 2.49%, Maturing April 30, 2015	660,963
Southwest Sports Group, LLC
	600	Term Loan, 6.75%, Maturing December 22, 2010	502,500
SW Acquisition Co., Inc.
	900	Term Loan, 5.75%, Maturing May 31, 2016	906,300
Universal City Development Partners, Ltd.
	1,250	Term Loan, 6.50%, Maturing November 6, 2014	1,256,562
Zuffa, LLC
	490	Term Loan, 2.31%, Maturing June 20, 2016	443,609

			$19,550,039

Lodging and Casinos — 3.4%

Ameristar Casinos, Inc.
	576	Term Loan, 3.53%, Maturing November 10, 2012	$573,120
Green Valley Ranch Gaming, LLC
	257	Term Loan, 2.28%, Maturing February 16, 2014	179,884
Harrah’s Operating Co.
	1,589	Term Loan, 3.28%, Maturing January 28, 2015	1,286,998
	1,000	Term Loan, 9.50%, Maturing October 31, 2016	997,188
Herbst Gaming, Inc.
	463	Term Loan, 0.00%, Maturing December 2, 2011(2)	244,003
	514	Term Loan, 0.00%, Maturing December 2, 2011(2)	270,969
LodgeNet Entertainment Corp.
	758	Term Loan, 2.26%, Maturing April 4, 2014	693,999
New World Gaming Partners, Ltd.
	532	Term Loan, 2.79%, Maturing June 30, 2014	443,046
	108	Term Loan, 2.79%, Maturing June 30, 2014	89,737
Penn National Gaming, Inc.
	388	Term Loan, 1.99%, Maturing October 3, 2012	377,120
Tropicana Entertainment, Inc.
	131	Term Loan, 0.00%, Maturing December 29, 2012(4)	122,118
Venetian Casino Resort/Las Vegas Sands, Inc.
	453	Term Loan, 2.01%, Maturing May 14, 2014	398,081
	1,794	Term Loan, 2.01%, Maturing May 23, 2014	1,576,156
VML US Finance, LLC
	202	Term Loan, 4.76%, Maturing May 25, 2012	191,497
	403	Term Loan, 4.76%, Maturing May 25, 2013	382,995
Wimar OpCo, LLC
	1,343	Term Loan, 0.00%, Maturing January 3, 2012(2)	417,897

			$8,244,808

Nonferrous Metals / Minerals — 0.8%

Euramax International, Inc.
	165	Term Loan, 10.00%, Maturing June 29, 2013	$111,175
	165	Term Loan, 14.00%, Maturing June 29, 2013(3)	110,850
Noranda Aluminum Acquisition
	184	Term Loan, 2.23%, Maturing May 18, 2014	153,114
Novelis, Inc.
	328	Term Loan, 2.24%, Maturing June 28, 2014	300,283
	721	Term Loan, 2.25%, Maturing June 28, 2014	660,649
Oxbow Carbon and Mineral Holdings
	703	Term Loan, 2.25%, Maturing May 8, 2014	667,194

			$2,003,265

Oil and Gas — 3.4%

Atlas Pipeline Partners, L.P.
	2,257	Term Loan, 6.75%, Maturing July 20, 2014	$2,229,271
Big West Oil, LLC
	174	Term Loan, 4.50%, Maturing May 1, 2014	166,830
	218	Term Loan, 4.50%, Maturing May 1, 2014	209,730
Dresser, Inc.
	485	Term Loan, 2.52%, Maturing May 4, 2014	453,658
	700	Term Loan - Second Lien, 6.00%, Maturing May 4, 2015	659,750
Dynegy Holdings, Inc.
	149	Term Loan, 3.99%, Maturing April 2, 2013	143,114
	1,850	Term Loan, 3.99%, Maturing April 2, 2013	1,777,820
Enterprise GP Holdings, L.P.
	588	Term Loan, 2.51%, Maturing October 31, 2014	564,480
Hercules Offshore, Inc.
	759	Term Loan, 6.00%, Maturing July 6, 2013	728,058
SemGroup Corp.
	500	Term Loan, 7.16%, Maturing November 27, 2013	493,334
Targa Resources, Inc.
	101	Term Loan, 2.23%, Maturing October 31, 2012	101,214
	66	Term Loan, 2.25%, Maturing October 31, 2012	65,952
	525	Term Loan, Maturing June 4, 2017(7)	526,969

			$8,120,180

Publishing — 7.2%

American Media Operations, Inc.
	949	Term Loan, 10.00%, Maturing January 31, 2013(3)	$884,520
Aster Zweite Beteiligungs GmbH
	500	Term Loan, 2.89%, Maturing September 27, 2013	465,833
EUR	236	Term Loan, 3.27%, Maturing September 27, 2013	324,168

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Publishing (continued)

GateHouse Media Operating, Inc.
	325	Term Loan, 2.24%, Maturing August 28, 2014	$119,844
	725	Term Loan, 2.24%, Maturing August 28, 2014	267,344
	350	Term Loan, 2.49%, Maturing August 28, 2014	129,062
Getty Images, Inc.
	1,498	Term Loan, 6.25%, Maturing July 2, 2015	1,507,199
Idearc, Inc.
	723	Term Loan, 11.00%, Maturing December 31, 2015	723,142
Laureate Education, Inc.
	246	Term Loan, 3.53%, Maturing August 17, 2014	220,064
	1,638	Term Loan, 3.53%, Maturing August 17, 2014	1,466,622
	499	Term Loan, 7.00%, Maturing August 31, 2014	486,281
Local Insight Regatta Holdings, Inc.
	817	Term Loan, 7.75%, Maturing April 23, 2015	645,818
MediaNews Group, Inc.
	379	Term Loan, 4.73%, Maturing August 2, 2013	119,239
Merrill Communications, LLC
	645	Term Loan, 8.50%, Maturing December 24, 2012	516,725
Nelson Education, Ltd.
	244	Term Loan, 2.75%, Maturing July 5, 2014	217,494
Nielsen Finance, LLC
	2,272	Term Loan, 2.23%, Maturing August 9, 2013	2,131,035
	995	Term Loan, 3.98%, Maturing May 1, 2016	941,092
PagesJaunes Group, SA
EUR	500	Term Loan, 4.96%, Maturing April 10, 2016	438,257
Philadelphia Newspapers, LLC
	378	Term Loan, 0.00%, Maturing June 29, 2013(2)	75,528
Reader’s Digest Association, Inc. (The)
	567	DIP Loan, 13.50%, Maturing August 21, 2010	591,881
	507	Revolving Loan, 4.53%, Maturing March 3, 2014	261,591
	2,041	Term Loan, 4.23%, Maturing March 3, 2014	1,053,463
	182	Term Loan, 7.00%, Maturing March 3, 2014	93,813
SGS International, Inc.
	315	Term Loan, 2.79%, Maturing December 30, 2011	303,056
Source Media, Inc.
	544	Term Loan, 5.26%, Maturing November 8, 2011	470,897
Tribune Co.
	790	Term Loan, 0.00%, Maturing April 10, 2010(2)	451,555
	497	Term Loan, 0.00%, Maturing May 17, 2014(2)	258,072
	1,083	Term Loan, 0.00%, Maturing May 17, 2014(2)	629,665
Xsys, Inc.
	605	Term Loan, 2.89%, Maturing September 27, 2013	563,774
EUR	264	Term Loan, 3.27%, Maturing September 27, 2013	362,144
	618	Term Loan, 2.89%, Maturing September 27, 2014	575,851

			$17,295,029

Radio and Television — 5.7%

Block Communications, Inc.
	432	Term Loan, 2.28%, Maturing December 22, 2011	$403,920
CMP KC, LLC
	477	Term Loan, 6.25%, Maturing May 5, 2013(5)	136,854
CMP Susquehanna Corp.
	896	Term Loan, 2.25%, Maturing May 5, 2013	665,424
Discovery Communications, Inc.
	993	Term Loan, 5.25%, Maturing May 14, 2014	1,004,286
Emmis Operating Co.
	413	Term Loan, 4.25%, Maturing November 2, 2013	336,152
Gray Television, Inc.
	593	Term Loan, 3.79%, Maturing January 19, 2015	518,815
HIT Entertainment, Inc.
	586	Term Loan, 2.53%, Maturing March 20, 2012	505,103
Intelsat Corp.
	1,423	Term Loan, 2.73%, Maturing January 3, 2014	1,344,653
	1,423	Term Loan, 2.73%, Maturing January 3, 2014	1,344,653
	1,424	Term Loan, 2.73%, Maturing January 3, 2014	1,345,063
Ion Media Networks, Inc.
	179	DIP Loan, 15.00%, Maturing May 29, 2010(5)	282,055
	1,350	Term Loan, 0.00%, Maturing January 15, 2012(2)	367,875
NEP II, Inc.
	309	Term Loan, 2.49%, Maturing February 16, 2014	285,415
Nexstar Broadcasting, Inc.
	887	Term Loan, 5.00%, Maturing October 1, 2012	834,090
	939	Term Loan, 5.00%, Maturing October 1, 2012	882,278
Raycom TV Broadcasting, LLC
	775	Term Loan, 1.75%, Maturing June 25, 2014	643,250
SFX Entertainment
	465	Term Loan, 3.50%, Maturing June 21, 2013	449,061
Sirius Satellite Radio, Inc.
	245	Term Loan, 2.56%, Maturing December 19, 2012	230,555
Univision Communications, Inc.
	1,700	Term Loan, 2.50%, Maturing September 29, 2014	1,483,250
Young Broadcasting, Inc.
	860	Term Loan, 0.00%, Maturing November 3, 2012(2)	646,335

			$13,709,087

Rail Industries — 0.4%

Kansas City Southern Railway Co.
	987	Term Loan, 2.02%, Maturing April 26, 2013	$922,542

			$922,542

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Retailers (Except Food and Drug) — 4.2%

American Achievement Corp.
	78	Term Loan, 6.29%, Maturing March 25, 2011	$74,551
Amscan Holdings, Inc.
	292	Term Loan, 2.50%, Maturing May 25, 2013	264,398
Cumberland Farms, Inc.
	821	Term Loan, 3.87%, Maturing September 29, 2013	751,534
Harbor Freight Tools USA, Inc.
	867	Term Loan, 9.75%, Maturing July 15, 2010	870,340
Josten’s Corp.
	880	Term Loan, 2.23%, Maturing October 4, 2011	862,552
Mapco Express, Inc.
	162	Term Loan, 6.50%, Maturing April 28, 2011	152,419
Neiman Marcus Group, Inc.
	984	Term Loan, 2.26%, Maturing April 5, 2013	894,392
Orbitz Worldwide, Inc.
	1,598	Term Loan, 3.24%, Maturing July 25, 2014	1,472,376
Oriental Trading Co., Inc.
	845	Term Loan, 9.75%, Maturing July 31, 2013	696,606
	700	Term Loan - Second Lien, 6.24%, Maturing January 31, 2013	187,250
Pilot Travel Centers, LLC
	575	Term Loan, Maturing November 24, 2015(7)	579,453
Rent-A-Center, Inc.
	23	Term Loan, 2.00%, Maturing November 15, 2012	22,044
	407	Term Loan, 3.26%, Maturing May 31, 2015	395,009
Rover Acquisition Corp.
	1,116	Term Loan, 2.50%, Maturing October 26, 2013	1,063,908
Savers, Inc.
	172	Term Loan, 2.99%, Maturing August 11, 2012	163,574
	194	Term Loan, 2.99%, Maturing August 11, 2012	184,252
Yankee Candle Company, Inc. (The)
	1,419	Term Loan, 2.24%, Maturing February 6, 2014	1,332,858

			$9,967,516

Steel — 0.2%

Niagara Corp.
	538	Term Loan, 9.25%, Maturing June 29, 2014	$354,833

			$354,833

Surface Transport — 0.7%

Oshkosh Truck Corp.
	730	Term Loan, 6.27%, Maturing December 6, 2013	$731,174
Swift Transportation Co., Inc.
	997	Term Loan, 8.25%, Maturing May 10, 2014	908,201

			$1,639,375

Telecommunications — 2.8%

Alaska Communications Systems Holdings, Inc.
	528	Term Loan, 2.00%, Maturing February 1, 2012	$500,738
Asurion Corp.
	773	Term Loan, 3.24%, Maturing July 13, 2012	741,979
	500	Term Loan - Second Lien, 6.73%, Maturing January 13, 2013	486,563
CommScope, Inc.
	1,011	Term Loan, 2.75%, Maturing November 19, 2014	987,024
Intelsat Subsidiary Holding Co.
	509	Term Loan, 2.73%, Maturing July 3, 2013	486,546
Macquarie UK Broadcast Ventures, Ltd.
GBP	414	Term Loan, 2.52%, Maturing December 26, 2014	577,826
NTelos, Inc.
	998	Term Loan, 5.75%, Maturing August 13, 2015	1,006,228
Palm, Inc.
	415	Term Loan, 3.76%, Maturing April 24, 2014	360,911
Stratos Global Corp.
	535	Term Loan, 2.75%, Maturing February 13, 2012	525,392
Trilogy International Partners
	475	Term Loan, 3.75%, Maturing June 29, 2012	406,125
Windstream Corp.
	635	Term Loan, 3.00%, Maturing December 17, 2015	620,725

			$6,700,057

Utilities — 4.0%

AEI Finance Holding, LLC
	145	Revolving Loan, 3.23%, Maturing March 30, 2012	$133,244
	987	Term Loan, 3.25%, Maturing March 30, 2014	906,568
Astoria Generating Co.
	625	Term Loan - Second Lien, 4.01%, Maturing August 23, 2013	582,552
Calpine Corp.
	2,980	DIP Loan, 3.14%, Maturing March 29, 2014	2,825,325
NRG Energy, Inc.
	1,410	Term Loan, 2.00%, Maturing June 1, 2014	1,344,693
	831	Term Loan, 2.00%, Maturing June 1, 2014	792,380

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount*
	(000’s omitted)	Borrower/Tranche Description	Value

Utilities (continued)

Pike Electric, Inc.
	90	Term Loan, 1.75%, Maturing July 1, 2012	$83,491
	153	Term Loan, 1.75%, Maturing December 10, 2012	142,576
TXU Texas Competitive Electric Holdings Co., LLC
	934	Term Loan, 3.73%, Maturing October 10, 2014	762,665
	1,800	Term Loan, 3.73%, Maturing October 10, 2014	1,456,884
Vulcan Energy Corp.
	519	Term Loan, 5.50%, Maturing December 31, 2015	522,480

			$9,552,858

Total Senior Floating-Rate Interests
(identified cost $348,798,157)			$322,768,997

Corporate Bonds & Notes — 12.3%

	Principal
	Amount*
	(000’s omitted)	Security	Value

Aerospace and Defense — 0.1%

Alion Science and Technologies Corp.
	75	10.25%, 2/1/15	$57,750
Bombardier, Inc.
	70	8.00%, 11/15/14(8)	73,063

			$130,813

Air Transport — 0.0%

Continental Airlines
	72	7.033%, 6/15/11	$67,981

			$67,981

Automotive — 0.4%

Allison Transmission, Inc.
	25	11.00%, 11/1/15(8)	$26,375
	665	11.25%, 11/1/15(3)(8)	698,250
American Axle & Manufacturing Holdings, Inc., Sr. Notes
	85	9.25%, 1/15/17(8)	86,700
Commercial Vehicle Group, Inc., Sr. Notes
	55	8.00%, 7/1/13	33,000
United Components, Inc., Sr. Sub. Notes
	65	9.375%, 6/15/13	63,050

			$907,375

Broadcast Radio and Television — 0.3%

LBI Media, Inc., Sr. Disc. Notes
	80	11.00%, 10/15/13	$59,700
Rainbow National Services, LLC, Sr. Sub. Notes
	80	10.375%, 9/1/14(8)	84,800
XM Satellite Radio Holdings, Inc., Sr. Notes
	450	13.00%, 8/1/14(8)	491,062

			$635,562

Building and Development — 0.5%

Grohe Holding GmbH, Variable Rate
EUR	1,000	3.617%, 1/15/14(9)	$1,225,685
Interface, Inc., Sr. Sub. Notes
	20	9.50%, 2/1/14	19,775
Texas Industries, Inc., Sr. Notes
	65	7.25%, 7/15/13(8)	64,188

			$1,309,648

Business Equipment and Services — 0.7%

Affinion Group, Inc.
	40	10.125%, 10/15/13	$41,300
	110	11.50%, 10/15/15	115,775
Education Management, LLC, Sr. Notes
	210	8.75%, 6/1/14	217,875
Education Management, LLC, Sr. Sub. Notes
	46	10.25%, 6/1/16	49,450
MediMedia USA, Inc., Sr. Sub. Notes
	90	11.375%, 11/15/14(8)	76,050
Muzak, LLC/Muzak Finance, Sr. Notes
	20	10.00%, 12/31/09(2)	8,600
SunGard Data Systems, Inc., Sr. Notes
	900	10.625%, 5/15/15(8)	995,625
Ticketmaster Entertainment, Inc.
	105	10.75%, 8/1/16	113,662
West Corp.
	150	9.50%, 10/15/14	153,000

			$1,771,337

Cable and Satellite Television — 0.1%

CCO Holdings, LLC/CCO Capital Corp., Sr. Notes
	75	8.75%, 11/15/13(2)	$77,344
Charter Communications, Inc., Sr. Notes
	10	8.375%, 4/30/14(2)(8)	10,325
	100	10.875%, 9/14/14(2)(8)	112,500

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)	Security	Value

Cable and Satellite Television (continued)

Kabel Deutschland GmbH
135	10.625%, 7/1/14	$141,750

		$341,919

Chemicals and Plastics — 0.2%

INEOS Group Holdings PLC, Sr. Sub. Notes
180	8.50%, 2/15/16(8)	$121,950
Reichhold Industries, Inc., Sr. Notes
240	9.00%, 8/15/14(8)	202,800
Wellman Holdings, Inc., Sr. Sub. Notes
179	5.00%, 1/29/19(5)	65,872

		$390,622

Clothing / Textiles — 0.2%

Levi Strauss & Co., Sr. Notes
150	9.75%, 1/15/15	$158,250
40	8.875%, 4/1/16	42,050
Perry Ellis International, Inc., Sr. Sub. Notes
255	8.875%, 9/15/13	255,000

		$455,300

Conglomerates — 0.1%

RBS Global & Rexnord Corp.
87	9.50%, 8/1/14(8)	$87,653
90	11.75%, 8/1/16	89,550

		$177,203

Containers and Glass Products — 0.3%

Berry Plastics Corp., Sr. Notes, Variable Rate
500	5.034%, 2/15/15	$459,375
Intertape Polymer US, Inc., Sr. Sub. Notes
175	8.50%, 8/1/14	150,719

		$610,094

Cosmetics / Toiletries — 0.1%

Revlon Consumer Products Corp.
165	9.75%, 11/15/15(8)	$171,188

		$171,188

Ecological Services and Equipment — 0.1%

Waste Services, Inc., Sr. Sub. Notes
245	9.50%, 4/15/14	$257,250

		$257,250

Electronics / Electrical — 0.2%

Amkor Technologies, Inc., Sr. Notes
95	9.25%, 6/1/16	$101,412
Avago Technologies Finance
115	11.875%, 12/1/15	127,219
Ceridian Corp., Sr. Notes
25	11.25%, 11/15/15	23,969
NXP BV/NXP Funding, LLC, Variable Rate
425	3.034%, 10/15/13	354,344

		$606,944

Equipment Leasing — 0.0%

Hertz Corp.
50	8.875%, 1/1/14	$51,375
45	10.50%, 1/1/16	48,263

		$99,638

Financial Intermediaries — 0.1%

Ford Motor Credit Co., Sr. Notes
160	8.00%, 12/15/16	$160,423

		$160,423

Food Products — 0.6%

ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes
290	11.50%, 11/1/11	$292,175
Smithfield Foods, Inc., Sr. Notes
1,000	10.00%, 7/15/14(8)	1,090,000

		$1,382,175

Food Service — 0.1%

El Pollo Loco, Inc.
145	11.75%, 11/15/13	$132,675
NPC International, Inc., Sr. Sub. Notes
175	9.50%, 5/1/14	174,125

		$306,800

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)	Security	Value

Food / Drug Retailers — 0.2%

General Nutrition Center, Sr. Notes, Variable Rate
365	5.178%, 3/15/14(3)	$342,187
General Nutrition Center, Sr. Sub. Notes
210	10.75%, 3/15/15	214,725

		$556,912

Forest Products — 0.5%

NewPage Corp., Sr. Notes
1,000	11.375%, 12/31/14(8)	$1,015,000
Verso Paper Holdings, LLC/Verso Paper, Inc.
120	11.375%, 8/1/16	97,200

		$1,112,200

Health Care — 0.7%

Accellent, Inc.
150	10.50%, 12/1/13	$145,125
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
170	10.00%, 2/15/15	179,350
Biomet, Inc.
335	11.625%, 10/15/17	371,850
DJO Finance, LLC/DJO Finance Corp.
95	10.875%, 11/15/14	100,700
HCA, Inc.
65	9.25%, 11/15/16	69,956
MultiPlan, Inc., Sr. Sub. Notes
260	10.375%, 4/15/16(8)	254,800
National Mentor Holdings, Inc.
155	11.25%, 7/1/14	158,875
Res-Care, Inc., Sr. Notes
105	7.75%, 10/15/13	105,000
US Oncology, Inc.
290	10.75%, 8/15/14	305,950

		$1,691,606

Industrial Equipment — 0.1%

Chart Industries, Inc., Sr. Sub. Notes
105	9.125%, 10/15/15	$105,525
ESCO Corp., Sr. Notes
80	8.625%, 12/15/13(8)	80,000

		$185,525

Insurance — 0.1%

Alliant Holdings I, Inc.
55	11.00%, 5/1/15(8)	$55,412
Hub International Holdings, Inc.
70	9.00%, 12/15/14(8)	67,200
U.S.I. Holdings Corp., Sr. Notes, Variable Rate
50	4.148%, 11/15/14(8)	41,313

		$163,925

Leisure Goods / Activities / Movies — 0.3%

AMC Entertainment, Inc.
350	11.00%, 2/1/16	$367,500
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
195	0.00%, 4/1/12(2)(5)(8)	0
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
105	12.50%, 4/1/13(2)(5)(8)	0
Marquee Holdings, Inc., Sr. Disc. Notes
335	9.505%, 8/15/14	280,144
Royal Caribbean Cruises, Sr. Notes
50	7.00%, 6/15/13	50,125
20	6.875%, 12/1/13	19,750
10	7.25%, 6/15/16	9,712
20	7.25%, 3/15/18	18,525

		$745,756

Lodging and Casinos — 1.0%

Buffalo Thunder Development Authority
265	9.375%, 12/15/14(2)(8)	$47,700
CCM Merger, Inc.
180	8.00%, 8/1/13(8)	146,925
Chukchansi EDA, Sr. Notes, Variable Rate
150	4.024%, 11/15/12(8)	105,750
Eldorado Casino Shreveport
44	10.00%, 8/1/12(3)(5)	38,763
Fontainebleau Las Vegas Casino, LLC
255	10.25%, 6/15/15(2)(8)	3,825
Greektown Holdings, LLC, Sr. Notes
60	10.75%, 12/1/13(2)(8)	9,375
Indianapolis Downs, LLC & Capital Corp., Sr. Notes
60	11.00%, 11/1/12(8)	39,300
Inn of the Mountain Gods, Sr. Notes
270	12.00%, 11/15/10(2)	113,063
Majestic HoldCo, LLC
75	12.50%, 10/15/11(2)(8)	235

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)	Security	Value

Lodging and Casinos (continued)

Mohegan Tribal Gaming Authority, Sr. Sub. Notes
85	8.00%, 4/1/12	$72,781
120	7.125%, 8/15/14	82,350
115	6.875%, 2/15/15	75,325
Park Place Entertainment
190	7.875%, 3/15/10	190,000
Peninsula Gaming, LLC
1,000	10.75%, 8/15/17(8)	1,010,000
Pinnacle Entertainment, Inc., Sr. Sub. Notes
35	7.50%, 6/15/15	32,375
Pokagon Gaming Authority, Sr. Notes
56	10.375%, 6/15/14(8)	58,520
San Pasqual Casino
55	8.00%, 9/15/13(8)	51,700
Seminole Hard Rock Entertainment, Variable Rate
95	2.75%, 3/15/14(8)	78,731
Tunica-Biloxi Gaming Authority, Sr. Notes
165	9.00%, 11/15/15(8)	149,531
Waterford Gaming, LLC, Sr. Notes
146	8.625%, 9/15/14(5)(8)	116,537

		$2,422,786

Machinery — 0.5%

Terex Corp., Sr. Notes
1,000	10.875%, 6/1/16	$1,120,000

		$1,120,000

Nonferrous Metals / Minerals — 0.3%

FMG Finance PTY, Ltd.
355	10.625%, 9/1/16(8)	$394,494
Teck Resources, Ltd., Sr. Notes
330	10.75%, 5/15/19	396,000

		$790,494

Oil and Gas — 0.7%

Allis-Chalmers Energy, Inc., Sr. Notes
100	9.00%, 1/15/14	$96,000
Clayton Williams Energy, Inc.
95	7.75%, 8/1/13	84,075
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
330	8.50%, 12/15/19(8)	338,250
Compton Pet Finance Corp.
195	7.625%, 12/1/13	156,487
Denbury Resources, Inc., Sr. Sub. Notes
30	7.50%, 12/15/15	30,075
El Paso Corp., Sr. Notes
130	9.625%, 5/15/12	134,813
Forbes Energy Services, Sr. Notes
165	11.00%, 2/15/15	154,275
OPTI Canada, Inc., Sr. Notes
50	7.875%, 12/15/14	41,250
95	8.25%, 12/15/14	78,731
Petroleum Development Corp., Sr. Notes
65	12.00%, 2/15/18	67,356
Petroplus Finance, Ltd.
125	7.00%, 5/1/17(8)	113,125
Quicksilver Resources, Inc.
155	7.125%, 4/1/16	145,313
SandRidge Energy, Inc., Sr. Notes
30	8.00%, 6/1/18(8)	29,625
SESI, LLC, Sr. Notes
30	6.875%, 6/1/14	29,700
Stewart & Stevenson, LLC, Sr. Notes
120	10.00%, 7/15/14	112,200

		$1,611,275

Publishing — 0.8%

Dex Media West/Finance, Series B
97	9.875%, 8/15/13(2)	$30,798
Laureate Education, Inc.
1,045	10.00%, 8/15/15(8)	1,060,675
544	10.25%, 8/15/15(3)(8)	515,871
Local Insight Regatta Holdings, Inc.
50	11.00%, 12/1/17	32,500
Nielsen Finance, LLC
265	10.00%, 8/1/14	277,587
40	12.50% (0.00% until 2011), 8/1/16	36,700
Reader’s Digest Association, Inc. (The), Sr. Sub. Notes
245	9.00%, 2/15/17(2)	3,981

		$1,958,112

Rail Industries — 0.2%

American Railcar Industry, Sr. Notes
100	7.50%, 3/1/14	$93,875

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)	Security	Value

Rail Industries (continued)

Kansas City Southern Mexico, Sr. Notes
155	7.625%, 12/1/13	$153,450
100	7.375%, 6/1/14	98,000
105	8.00%, 6/1/15	109,331

		$454,656

Retailers (Except Food and Drug) — 1.8%

Amscan Holdings, Inc., Sr. Sub. Notes
220	8.75%, 5/1/14	$217,800
Neiman Marcus Group, Inc.
1,505	9.00%, 10/15/15	1,478,310
320	10.375%, 10/15/15	315,200
Sally Holdings, LLC
665	9.25%, 11/15/14	693,262
Sally Holdings, LLC, Sr. Notes
245	10.50%, 11/15/16	264,600
Toys ‘‘R” Us
1,000	10.75%, 7/15/17(8)	1,100,000
Yankee Acquisition Corp., Series B
215	8.50%, 2/15/15	214,463

		$4,283,635

Steel — 0.0%

RathGibson, Inc., Sr. Notes
240	11.25%, 2/15/14(2)	$78,300

		$78,300

Surface Transport — 0.0%

CEVA Group, PLC, Sr. Notes
110	10.00%, 9/1/14(8)	$105,050

		$105,050

Telecommunications — 0.9%

Digicel Group, Ltd., Sr. Notes
312	9.125%, 1/15/15(8)	$308,880
Intelsat Bermuda, Ltd.
900	11.25%, 6/15/16	978,750
NII Capital Corp.
330	10.00%, 8/15/16(8)	347,325
Qwest Corp., Sr. Notes, Variable Rate
475	3.549%, 6/15/13	459,562

		$2,094,517

Utilities — 0.1%

AES Corp., Sr. Notes
8	8.75%, 5/15/13(8)	$8,240
NGC Corp.
205	7.625%, 10/15/26	142,475
NRG Energy, Inc.
85	7.25%, 2/1/14	86,275
Reliant Energy, Inc., Sr. Notes
10	7.625%, 6/15/14	9,950

		$$246,940

Total Corporate Bonds & Notes
(identified cost $30,923,281)		$29,403,961

Asset-Backed Securities — 1.0%

Principal
Amount
(000’s omitted)	Security	Value

$372	Alzette European CLO SA, Series 2004-1A, Class E2, 6.753%, 12/15/20(10)	$37,174
318	Avalon Capital Ltd. 3, Series 1A, Class D, 2.212%, 2/24/19(8)(10)	201,016
376	Babson Ltd., Series 2005-1A, Class C1, 2.201%, 4/15/19(8)(10)	263,737
500	Bryant Park CDO Ltd., Series 2005-1A, Class C, 2.301%, 1/15/19(8)(10)	79,000
500	Carlyle High Yield Partners, Series 2004-6A, Class C, 2.723%, 8/11/16(8)(10)	219,050
492	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.757%, 3/8/17(10)	296,023
500	Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.034%, 7/17/19(10)	237,450
1,000	Madison Park Funding Ltd., Series 2006-2A, Class D, 5.001%, 3/25/20(8)(10)	569,000
1,000	Schiller Park CLO Ltd., Series 2007-1A, Class D, 2.032%, 4/25/21(8)(10)	525,200

Total Asset-Backed Securities
(identified cost $5,027,437)		$2,427,650

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Common Stocks — 0.2%

Shares	Security	Value

Automotive — 0.1%

10,159	Dayco Products(11)	$132,067
10,443	Hayes Lemmerz International, Inc.(11)	0

		$$132,067

Building and Development — 0.1%

131	Panolam Holdings Co.(11)	$71,984
25,823	Sanitec Europe OY B Units(5)(11)	40,350
25,823	Sanitec Europe OY E Units(5)(11)	0
277	United Subcontractors, Inc.(5)(11)	22,323

		$134,657

Chemicals and Plastics — 0.0%

175	Wellman Holdings, Inc.(5)(11)	$62,841

		$62,841

Food Service — 0.0%

12,234	Buffets, Inc.(11)	$67,287

		$67,287

Lodging and Casinos — 0.0%

289	Shreveport Gaming Holdings, Inc.(5)	$5,202

		$5,202

Nonferrous Metals / Minerals — 0.0%

468	Euramax International, Inc.(5)(11)	$0

		$0

Oil and Gas — 0.0%

750	SemGroup Corp.(11)	$18,000

		$18,000

Publishing — 0.0%

3,353	SuperMedia, Inc.(11)	$117,353

		$117,353

Total Common Stocks
(identified cost $735,823)		$537,407

Preferred Stocks — 0.0%

Shares	Security	Value

Automotive — 0.0%

35	Hayes Lemmerz International, Series A, Convertible(11)(12)	$0

		$0

Chemicals and Plastics — 0.0%

15	Key Plastics, LLC, Series A(5)(11)(12)	$0

		$0

Telecommunication Services — 0.0%

1,783	Crown Castle International Corp., Convertible(3)	$103,525

		$103,525

Total Preferred Stocks (identified cost $99,233)		$103,525

Warrants — 0.0%

Shares	Security	Value

789	SemGroup Corp.(5)(11)	$8

Total Warrants (identified cost $8)		$8

Closed-End Investment Companies — 2.3%

Shares	Security	Value

17,436	BlackRock Floating Rate Income Strategies Fund, Inc.	$248,114
9,908	BlackRock Floating Rate Income Strategies Fund II, Inc.	136,037
8,345	BlackRock Global Floating Rate Income Trust	116,496
1,174	First Trust/Four Corners Senior Floating Rate Income Fund	14,182
200,596	First Trust/Four Corners Senior Floating Rate Income Fund II	2,387,092
296,293	ING Prime Rate Trust	1,546,650
5,140	LMP Corporate Loan Fund, Inc.	51,606
23,301	Nuveen Floating Rate Income Fund	241,165
3,401	Nuveen Floating Rate Income Opportunity Fund	36,629
11,375	Nuveen Senior Income Fund	80,876
55	PIMCO Floating Rate Income Fund	621
647	PIMCO Floating Rate Strategy Fund	6,392
117	Pioneer Floating Rate Trust	1,348
136,255	Van Kampen Senior Income Trust	574,996

Total Closed-End Investment Companies
(identified cost $7,439,831)		$5,442,204

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Miscellaneous — 0.0%

Shares	Security	Value

Cable and Satellite Television — 0.0%

261,268	Adelphia Recovery Trust(11)	$9,144
270,000	Adelphia, Inc., Escrow Certificate(11)	10,800

		$19,944

Oil and Gas — 0.0%

55,000	VeraSun Energy Corp., Escrow Certificate(5)(11)	$0

		$0

Total Miscellaneous
(identified cost $252,930)		$19,944

Short-Term Investments — 5.4%

Interest/
Principal
(000’s Omitted)	Description	Value

$9,612	Cash Management Portfolio, 0.00%(13)	$9,611,801
3,304	State Street Bank and Trust Euro Time Deposit, 0.01%, 1/4/10	3,303,616

Total Short-Term Investments
(identified cost $12,915,417)		$12,915,417

Total Investments — 156.1%
(identified cost $406,192,117)		$373,619,113

Less Unfunded Loan Commitments — (0.3)%		$(801,692)

Net Investments — 155.8%
(identified cost $405,390,425)		$372,817,421

Other Assets, Less Liabilities — (9.8)%		$(23,480,620)

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (46.0)%		$(110,000,924)

Net Assets Applicable to Common Shares — 100.0%		$239,335,877

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

DIP - Debtor in Possession

EUR - Euro

GBP - British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Currently the issuer is in default with respect to interest payments.

(3)	Represents a payment-in-kind security which may pay all or a portion of interest/dividends in additional par/shares.

(4)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(5)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)	Defaulted matured security.

(7)	This Senior Loan will settle after December 31, 2009, at which time the interest rate will be determined.

(8)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, the aggregate value of these securities is $13,902,921 or 5.8% of the Trust’s net assets.

(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(10)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2009.

(11)	Non-income producing security.

(12)	Restricted security (see Note 8).

(13)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2009.

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2009

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of December 31, 2009

Assets

Unaffiliated investments, at value (identified cost, $395,778,624)	$363,205,620
Affiliated investment, at value (identified cost, $9,611,801)	9,611,801
Cash	35,099
Foreign currency, at value (identified cost, $44,618)	44,626
Interest and dividends receivable	2,454,160
Receivable for investments sold	4,114,440
Prepaid expenses and other assets	10,281

Total assets	$379,476,027

Liabilities

Notes payable	$26,000,000
Payable for investments purchased	2,368,375
Payable for open forward foreign currency exchange contracts	104,981
Distributions payable	1,132,741
Payable to affiliates:
Investment adviser fee	281,960
Administration fee	78,529
Trustees’ fees	3,245
Accrued expenses	169,395

Total liabilities	$30,139,226

Auction preferred shares (4,400 shares outstanding) at liquidation value plus cumulative unpaid dividends	$110,000,924

Net assets applicable to common shares	$239,335,877

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 36,540,034 shares issued and outstanding	$365,400
Additional paid-in capital	370,542,510
Accumulated net realized loss	(97,536,418)
Accumulated distributions in excess of net investment income	(1,306,996)
Net unrealized depreciation	(32,728,619)

Net assets applicable to common shares	$239,335,877

Net Asset Value Per Common Share

($239,335,877 ÷ 36,540,034 common shares issued and outstanding)	$6.55

Statement of Operations

For the Six Months Ended
December 31, 2009

Investment Income

Interest	$9,569,940
Dividends	154,090
Interest income allocated from affiliated investment	11,650
Expenses allocated from affiliated investment	(11,650)

Total investment income	$9,724,030

Expenses

Investment adviser fee	$1,472,344
Administration fee	436,245
Trustees’ fees and expenses	6,923
Custodian fee	114,585
Transfer and dividend disbursing agent fees	10,614
Legal and accounting services	86,726
Printing and postage	45,160
Interest expense and fees	302,501
Preferred shares service fee	82,109
Miscellaneous	51,966

Total expenses	$2,609,173

Deduct —
Reduction of custodian fee	$3

Total expense reductions	$3

Net expenses	$2,609,170

Net investment income	$7,114,860

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(7,334,318)
Foreign currency and forward foreign currency exchange contract transactions	47,765

Net realized loss	$(7,286,553)

Change in unrealized appreciation (depreciation) —
Investments	$46,603,983
Foreign currency and forward foreign currency exchange contracts	(197,490)

Net change in unrealized appreciation (depreciation)	$46,406,493

Net realized and unrealized gain	$39,119,940

Distributions to preferred shareholders

From net investment income	$(102,278)

Net increase in net assets from operations	$46,132,522

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	December 31, 2009	Year Ended
in Net Assets	(Unaudited)	June 30, 2009

From operations —
Net investment income	$7,114,860	$17,975,898
Net realized loss from investment transactions, swap contracts and foreign currency and forward foreign currency exchange contract transactions	(7,286,553)	(33,461,287)
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	46,406,493	(40,006,006)
Distributions to preferred shareholders — From net investment income	(102,278)	(1,216,911)

Net increase (decrease) in net assets from operations	$46,132,522	$(56,708,306)

Distributions to common shareholders —
From net investment income	$(6,979,147)	$(16,036,792)
Tax return of capital	—	(276,506)

Total distributions to common shareholders	$(6,979,147)	$(16,313,298)

Capital share transactions —
Reinvestment of distributions to common shareholders	$—	$263,594

Net increase in net assets from capital share transactions	$—	$263,594

Net increase (decrease) in net assets	$39,153,375	$(72,758,010)

Net Assets Applicable to Common Shares

At beginning of period	$200,182,502	$272,940,512

At end of period	$239,335,877	$200,182,502

Accumulated distributions in excess of net investment income included in net assets applicable to common shares

At end of period	$(1,306,996)	$(1,340,431)

Statement of Cash Flows

Six Months Ended
Cash Flows From	December 31, 2009
Operating Activities	(Unaudited)

Net increase in net assets from operations	$46,132,522
Distributions to preferred shareholders	102,278

Net increase in net assets from operations excluding distributions to preferred shareholders	$46,234,800
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Investments purchased	(72,088,576)
Investments sold and principal repayments	59,568,288
Increase in short-term investments, net	(5,502,185)
Net amortization/accretion of premium (discount)	(1,390,621)
Increase in interest and dividends receivable	(459,510)
Decrease in interest receivable from affiliated investment	57
Increase in receivable for investments sold	(3,144,860)
Decrease in receivable for open forward foreign currency exchange contracts	41,789
Decrease in miscellaneous receivable	24,382
Decrease in prepaid expenses and other assets	3,625
Decrease in payable for investments purchased	(1,696,369)
Increase in payable for open forward foreign currency exchange contracts	104,981
Increase in payable to affiliate for investment adviser fee	57,015
Increase in payable to affiliate for administration fees	16,770
Increase in payable to affiliate for Trustees’ fees	436
Decrease in accrued expenses	(71,083)
Increase in unfunded loan commitments	283,598
Net change in unrealized (appreciation) depreciation from investments	(46,603,983)
Net realized loss on investments	7,334,318

Net cash used in operating activities	$(17,287,128)

Cash Flows From Financing Activities

Distributions paid to common shareholders, net of reinvestments	$(5,846,406)
Cash distributions to preferred shareholders	(109,561)
Proceeds from notes payable	23,000,000

Net cash provided by financing activities	$17,044,033

Net decrease in cash*	$(243,095)

Cash at beginning of period(1)	$322,820

Cash at end of period(1)	$79,725

Supplemental disclosure of cash flow information:

Cash paid for interest and fees on borrowings	$340,089

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $239.

(1)	Balance includes foreign currency, at value

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended		Year Ended June 30,
	December 31, 2009
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period (Common shares)	$5.480		$7.480	$8.800	$8.740	$8.760	$8.780

Income (Loss) From Operations

Net investment income(1)	$0.195		$0.492	$0.742	$0.801	$0.697	$0.533
Net realized and unrealized gain (loss)	1.069		(2.012)	(1.324)	0.060	(0.026)	(0.029)
Distributions to preferred shareholders
From net investment income	(0.003)		(0.033)	(0.133)	(0.154)	(0.122)	(0.068)

Total income (loss) from operations	$1.261		$(1.553)	$(0.715)	$0.707	$0.549	$0.436

Less Distributions to Common Shareholders

From net investment income	$(0.191)		$(0.439)	$(0.605)	$(0.647)	$(0.569)	$(0.456)
Tax return of capital	—		(0.008)	—	—	—	—

Total distributions to common shareholders	$(0.191)		$(0.447)	$(0.605)	$(0.647)	$(0.569)	$(0.456)

Net asset value — End of period (Common shares)	$6.550		$5.480	$7.480	$8.800	$8.740	$8.760

Market value — End of period (Common shares)	$6.260		$4.690	$6.620	$8.570	$8.130	$8.040

Total Investment Return on Net Asset Value(2)	23.02	%(3)(9)	(18.99)%	(7.58)%	8.70%	7.02%	5.16%

Total Investment Return on Market Value(2)	37.38	%(3)(9)	(21.66)%	(16.01)%	13.81%	8.46%	(10.42)%

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended		Year Ended June 30,
	December 31, 2009
	(Unaudited)		2009	2008	2007	2006	2005

Ratios/Supplemental Data

Net assets applicable to common shares, end of period (000’s omitted)	$239,336		$200,183	$272,941	$320,943	$318,871	$319,404
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses before custodian fee reduction excluding interest and fees	2.05	%(5)	2.44%	2.22%	2.21%	2.16%	2.20%
Interest and fee expense	0.27	%(5)	0.99%	1.95%	2.16%	1.76%	1.02%
Total expenses before custodian fee reduction	2.32	%(5)	3.43%	4.17%	4.36%	3.92%	3.22%
Expenses after custodian fee reduction excluding interest and fees	2.05	%(5)	2.44%	2.22%	2.20%	2.16%	2.20%
Net investment income	6.29	%(5)	9.64%	9.47%	9.11%	7.94%	6.06%
Portfolio Turnover	17	%(3)	18%	26%	64%	55%	72%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares and borrowings, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares plus preferred shares and borrowings):(4)
Expenses before custodian fee reduction excluding interest and fees	1.33	%(5)	1.54%	1.60%	1.64%	1.61%	1.64%
Interest and fee expense	0.17	%(5)	0.62%	1.41%	1.61%	1.31%	0.76%
Total expenses before custodian reduction	1.50	%(5)	2.16%	3.01%	3.25%	2.92%	2.40%
Expenses after custodian fee reduction excluding interest and fees	1.32	%(5)	1.54%	1.60%	1.64%	1.61%	1.64%
Net investment income	4.07	%(5)	6.06%	6.84%	6.79%	5.91%	4.51%

Senior Securities:
Total notes payable outstanding (in 000’s)	$26,000		$3,000	$105,000	$110,000	$120,000	$120,000
Asset coverage per $1,000 of notes payable(6)	$14,436		$104,397	$4,648	$4,918	$4,574	$4,579
Total preferred shares outstanding	4,400		4,400	4,400	4,400	4,400	4,400
Asset coverage per preferred share(7)	$68,996		$62,290	$56,770	$61,489	$59,672	$59,734
Involuntary liquidation preference per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Annualized.

(6)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.

(7)	Calculated by subtracting the Trust’s total liabilities (not including the notes payables and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payables and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 276% at December 31, 2009 and 277%, 227%, 246%, 239%, and 239% at June 30, 2009, 2008, 2007, 2006, and 2005, respectively.

(8)	Plus accumulated and unpaid dividends.

(9)	The returns do not include a dividend declared during the period but payable after period end.

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Senior Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, closed-end management investment company. The Trust’s investment objective is to provide a high level of current income, consistent with the preservation of capital, by investing primarily in senior secured floating-rate loans.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America. A source of authoritative accounting principles applied in the preparation of the Trust’s financial statements is the Financial Accounting Standards Board (FASB) Accounting Standards Codification (the Codification), which superseded existing non-Securities and Exchange Commission accounting and reporting standards for interim and annual reporting periods ending after September 15, 2009. The adoption of the Codification for the current reporting period did not impact the Trust’s application of generally accepted accounting principles.

A  Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) will normally be valued on the basis of quotations provided by third party pricing services. The pricing services will use various techniques that consider factors including, but not limited to, reported trades or dealer quotations, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the

Eaton Vance Senior Income Trust as of December 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that most fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Trust may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management generally values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 under the 1940 Act, pursuant to which Cash Management must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Management may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At June 30, 2009, the Trust, for federal income tax purposes, had a capital loss carryforward of $68,201,440 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryforward will expire on June 30, 2010 ($25,817,521), June 30, 2011 ($13,711,847), June 30, 2012 ($6,681,243), June 30, 2016 ($52,501) and June 30, 2017 ($21,938,328).

Additionally, at June 30, 2009, the Trust had a net currency loss of $1,179,773 and a net capital loss of $22,033,463 attributable to currency and security transactions, respectively, incurred after October 31, 2008. These losses are treated as arising on the first day of the Trust’s taxable year ending June 30, 2010.

As of December 31, 2009, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Trust’s federal tax returns filed in the 3-year period ended June 30, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Trust. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Trust maintains with SSBT. All credit balances, if any, used to reduce the Trust’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions

Eaton Vance Senior Income Trust as of December 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Portfolio of Investments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust, (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Trust may enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Credit Default Swaps — The Trust may enter into credit default swap contacts to manage its credit risk, to gain exposure to a credit in which the Trust may otherwise invest, or to enhance return. When the Trust is the buyer of a credit default swap contract, the Trust is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Trust pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Trust would have spent the stream of payments and received no benefits from the contract. When the Trust is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Trust is the seller of protection and a credit event occurs, the maximum potential amount of future payments that the Trust could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Trust for the same referenced obligation. As the seller, the Trust effectively adds leverage to its portfolio because, in addition to its total net assets, the Trust is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Trust also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Trust segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Trust segregates assets in the form of cash or liquid securities in an amount equal to any

Eaton Vance Senior Income Trust as of December 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

M  Interim Financial Statements — The interim financial statements relating to December 31, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Auction Preferred Shares

The Trust issued Auction Preferred Shares (APS) on June 27, 2001 in a public offering. The underwriting discount and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 125% of the “AA” Financial Composite Commercial Paper Rate at the date of the auction.

The number of APS issued and outstanding as of December 31, 2009 is as follows:

Series	APS Issued and Outstanding

A	2,200
B	2,200

The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust’s By-Laws and the 1940 Act. The Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker-dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3   Distributions to Shareholders

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at December 31, 2009, and the amount of dividends paid (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	APS	Dividends	Average APS	Dividend
	Dividend Rates at	Paid to APS	Dividend	Rate
	December 31, 2009	Shareholders	Rates	Ranges

Series A	0.10%	$50,364	0.18%	0.09%–0.26%
Series B	0.10%	$51,914	0.19%	0.05%–0.56%

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trust’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rate. The table above reflects such maximum dividend rate for each series as of December 31, 2009.

The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

Eaton Vance Senior Income Trust as of December 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

4   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.85% of the Trust’s average weekly gross assets and is payable monthly. The portion of the adviser fee payable by Cash Management on the Trust’s investment of cash therein is credited against the Trust’s investment adviser fee. For the six months ended December 31, 2009, the Trust’s investment adviser fee totaled $1,483,233 of which $10,889 was allocated from Cash Management and $1,472,344 was paid or accrued directly by the Trust. The administration fee is earned by EVM for administering the business affairs of the Trust and is computed at an annual rate of 0.25% of the Trust’s average weekly gross assets. For the six months ended December 31, 2009, the administration fee amounted to $436,245.

Except for Trustees of the Trust who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended December 31, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

5   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $72,088,576 and $59,568,288, respectively, for the six months ended December 31, 2009.

6   Common Shares of Beneficial Interest

The Trust may issue common shares pursuant to its dividend reinvestment plan. There were no transactions in common shares for the six months ended December 31, 2009. Common shares issued pursuant to the Trust’s dividend reinvestment plan for the year ended June 30, 2009 were 73,537.

7   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Trust at December 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$405,566,045

Gross unrealized appreciation	$5,260,434
Gross unrealized depreciation	(38,009,058)

Net unrealized depreciation	$(32,748,624)

8   Restricted Securities

At December 31, 2009, the Trust owned the following securities (representing less than 0.01% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value

Preferred Stock

Hayes Lemmerz International, Series A, Convertible	6/4/03	35	$1,750	$0
Key Plastics, LLC, Series A	4/26/01	15	15,000	0

Total			$16,750	$0

9   Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at December 31, 2009 is as follows:

Eaton Vance Senior Income Trust as of December 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement Date	Deliver	In Exchange For	Depreciation

1/29/10	British Pound Sterling 3,685,669	United States Dollar 5,849,968	$(102,330)
1/29/10	Euro 9,504,740	United States Dollar 13,622,575	(2,651)

			$(104,981)

At December 31, 2009, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust may enter into forward foreign currency exchange contracts. The Trust may also enter into such contracts to hedge currency risk of investments it anticipates purchasing.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at December 31, 2009 was as follows:

Fair Value

Derivative	Asset Derivatives	Liability Derivatives

Forward foreign currency exchange contracts	$—	$104,981(1)

(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended December 31, 2009 was as follows:

Change in
Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation) on
	Derivatives	Derivatives
	Recognized in	Recognized in
Derivative	Income	Income

Forward foreign currency exchange contracts	$29,221(1)	$(146,770	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended December 31, 2009, which is indicative of the volume of this derivative type, was approximately $17,604,000.

10   Revolving Credit and Security Agreement

The Trust has entered into a Revolving Credit and Security Agreement, as amended (the “Agreement”) with conduit lenders and a bank that allows it to borrow up to $50 million ($60 million prior to October 19, 2009) and to invest the borrowings in accordance with its investment practices. Borrowings under the Agreement are secured by the assets of the Trust. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, the Trust also pays a program fee of 0.75% per annum on its outstanding borrowings to administer the facility and a liquidity fee of 0.50% per annum on the amount of the facility. Prior to October 19, 2009, the Trust paid a program fee and a liquidity fee of 1.25% each per annum. Program and commitment fees for the six months ended December 31, 2009 totaled $280,277 and are included in interest expense in the Statement of Operations. The Trust is required to maintain certain net asset levels during the term of the Agreement. At December 31, 2009, the Trust had borrowings outstanding under the Agreement of $26,000,000 at an interest rate of 0.30%. The carrying amount of the borrowings at December 31, 2009 approximated its fair value. For the six months ended December 31, 2009, the average borrowings under the Agreement and the average interest rate (annualized) were $12,673,913 and 0.34%, respectively.

11   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as

Eaton Vance Senior Income Trust as of December 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

12   Concentration of Credit Risk

The Trust invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

13   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2009, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests (less Unfunded Loan Commitments)	$—	$321,309,145	$658,160	$321,967,305
Corporate Bonds & Notes	—	29,182,789	221,172	29,403,961
Asset-Backed Securities	—	2,427,650	—	2,427,650
Common Stocks	117,353	289,338	130,716	537,407
Preferred Stocks	—	103,525	0	103,525
Warrants	—	—	8	8
Closed-End Investment Companies	5,442,204	—	—	5,442,204
Miscellaneous	—	19,944	0	19,944
Short-Term Investments	9,611,801	3,303,616	—	12,915,417

Total Investments	$15,171,358	$356,636,007	$1,010,056	$372,817,421

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(104,981)	$—	$(104,981)

Total	$—	$(104,981)	$—	$(104,981)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

			Investments
			in Common
	Investments	Investments	Stocks,
	in Senior	in Corporate	Preferred
	Floating-Rate	Bonds &	Stock and
	Interests	Notes	Miscellaneous	Total

Balance as of June 30, 2009	$517,836	$51,100	$47,677	$616,613
Realized gains (losses)	(652,892)	—	—	(652,892)
Change in net unrealized appreciation (depreciation)*	748,055	12,544	14,279	774,878
Net purchases (sales)	35,138	(3,545)	68,768	100,361
Accrued discount (premium)	6,873	2,132	—	9,005
Net transfers to (from) Level 3	3,150	158,941	—	162,091

Balance as of December 31, 2009	$658,160	$221,172	$130,724	$1,010,056

Change in net unrealized appreciation (depreciation) on investments still held as of December 31, 2009*	$133,530	$12,544	$14,279	$160,353

*	Amount is included in the related amount on investments in the Statement of Operations.

Eaton Vance Senior Income Trust as of December 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

14   Review for Subsequent Events

In connection with the preparation of the financial statements of the Trust as of and for the six months ended December 31, 2009, events and transactions subsequent to December 31, 2009 through February 16, 2010, the date the financial statements were issued, have been evaluated by the Trust’s management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

Eaton Vance Senior Income Trust

ANNUAL MEETING OF SHAREHOLDERS (Unaudited)

The Trust held its Annual Meeting of Shareholders on October 30, 2009. The following action was taken by the shareholders:

Item 1: The election of Allen R. Freedman and Helen Frame Peters as Class II Trustees of the Trust and Ralph F. Verni as Class II APS Trustee of the Trust, each for a three-year term expiring in 2012. Mr. Verni was elected solely by APS shareholders.

Nominee for Trustee	Number of Shares
Elected by All Shareholders	For	Withheld

Allen R. Freedman	31,939,185	1,528,898
Helen Frame Peters	31,975,700	1,492,383

Nominee for Trustee	Number of Shares
Elected by APS Shareholders	For	Withheld

Ralph F. Verni	2,504	0

Eaton Vance Senior Income Trust

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Senior Income Trust

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement between Eaton Vance Senior Income Trust (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior secured floating-rate loans. The Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Fund, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the

Eaton Vance Senior Income Trust

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls. In addition, the Board considered the Adviser’s actions with respect to the Auction Preferred Shares (“APS”) issued by the Fund, including the Adviser’s efforts to seek alternative forms of debt and other leverage that may over time reduce financing costs associated with APS and enable the Fund to restore liquidity for APS holders.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2008 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that, under the circumstances, the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider.

The Board considered the financial resources committed by the Adviser in structuring the Fund at the time of its initial public offering and the waiver of fees provided by the Adviser for the first five years of the Fund’s life. After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized with and without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also considered the fact that the Fund is not continuously offered and concluded that, in light of the level of the adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate at this time. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund.

Eaton Vance Senior Income Trust

OFFICERS AND TRUSTEES

Officers
Scott H. Page
President

John P. Redding
Vice President

Michael W. Weilheimer
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Number of Employees
The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company and has no employees.

Number of Shareholders
As of December 31, 2009, our records indicate that there are 396 registered shareholders and approximately 13,100 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive our reports directly, which contain important information about the Trust, please write or call:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is EVF.

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Investment Adviser and Administrator of
Eaton Vance Senior Income Trust
Eaton Vance Management
Two International Place
Boston, MA 02110

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
Plaza Level
New York, NY 10038

Eaton Vance Senior Income Trust
Two International Place
Boston, MA 02110

171-2/10	SITSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
Not required in this filing
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
No such purchases this period.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Senior Income Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date: February 9, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: February 9, 2010

By:	/s/ Scott H. Page
Scott H. Page
President

Date: February 9, 2010